UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 to June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

June 30, 2018 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
Canada — 3.3%
Canadian Pacific Railway Ltd.	8,095	$1,482
Manulife Financial Corp.	97,699	1,755

		3,237

China — 2.4%
Baidu Inc. ADR[1]	9,549	2,320

Germany — 5.2%
BASF SE	20,453	1,957
Linde AG	13,327	3,181

		5,138

Hong Kong — 3.5%
China Merchants Port Holdings Co. Ltd.	276,182	561
China Mobile Ltd.	328,500	2,919

		3,480

Italy — 2.1%
UniCredit SpA	126,780	2,117

Japan — 9.6%
East Japan Railway Co.	26,800	2,569
KDDI Corp.	87,700	2,401
Sompo Holdings Inc.	37,400	1,513
Takeda Pharmaceutical Co. Ltd.	70,000	2,958

		9,441

Netherlands — 2.3%
Akzo Nobel NV	26,192	2,243

South Korea — 2.3%
SK Telecom Co. Ltd.	10,869	2,272

Switzerland — 7.2%
ABB Ltd.	100,709	2,208
Novartis AG	36,250	2,755
Roche Holding AG	9,874	2,199

		7,162

United Kingdom — 19.5%
AstraZeneca PLC	29,080	2,016
Aviva PLC	103,795	690
Barclays PLC	940,177	2,345

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
United Kingdom — (continued)
British American Tobacco PLC	56,254	$2,843
GlaxoSmithKline PLC	81,245	1,640
Micro Focus International PLC	123,036	2,149
Prudential PLC	83,810	1,919
Rolls-Royce Group PLC[1]	121,282	1,582
Royal Dutch Shell PLC, Class B	26,370	944
SSE PLC	109,182	1,953
Vodafone Group PLC	486,804	1,181

		19,262

United States — 40.2%
Advance Auto Parts Inc.	21,913	2,973
Bank of America Corp.	68,816	1,940
Citigroup Inc.	47,400	3,172
Dominion Energy Inc.	21,638	1,475
Eli Lilly & Co.	26,621	2,272
FirstEnergy Corp.	76,707	2,755
Flowserve Corp.	57,726	2,332
Halliburton Co.	56,319	2,538
Leidos Holdings Inc.	9,161	540
Microsoft Corp.	24,390	2,405
Mondelez International Inc., Class A	38,454	1,577
Oracle Corp.	60,288	2,656
QUALCOMM Inc.	31,852	1,787
Sabre Corp.	115,421	2,844
Signet Jewelers Ltd.	33,053	1,843
SM Energy Co.	62,820	1,614
UnitedHealth Group Inc.	4,467	1,096
Viacom Inc., Class B	52,908	1,596
Wells Fargo & Co.	19,453	1,078
Zimmer Biomet Holdings Inc.	11,486	1,280

		39,773

Total Common Stock
(Cost $94,484) — 97.6%		96,445

PREFERRED STOCK
Germany — 3.2%
Volkswagen AG	19,127	3,177

Total Preferred Stock
(Cost $2,575) — 3.2%		3,177

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2018 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.810% **	2,956,138	$2,956

Total Short-Term Investment
(Cost $2,956) — 3.0%		2,956

Total Investments — 103.8%
(Cost $100,015)		102,578

Liabilities in Excess of Other Assets — (3.8)%		(3,730)

Net Assets — 100.0%		$98,848

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
1	Non-income producing security.

ADR	American Depositary Receipt

At June 30, 2018, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

At June 30, 2018, there were no transfers between Level 1 and Level 2 investments in securities since the prior fiscal year end. At June 30, 2018, there were no transfers between Level 2 and Level 3 investments in securities since the prior fiscal year end. All transfers, if any, are recognized by the Fund at the end of the period. At June 30, 2018, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 29, 2018